Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The following table presents the various significant related party transactions and investments in the Company for the periods presented (in thousands):
	Nature of		December 31,
Related Party	relationship	Description of investment or transaction	2025	2024
Tasly	Shareholder	Convertible note held at fair value(1)	$2,290	$2,234
NVAC Sponsor I, LLC	Shareholder	Convertible note held at fair value(1)	$1,870	$—
The founders	Shareholder	Promissory notes(1)	$400	$850
Various individuals and entities	Shareholder	Convertible note payable(1)	$—	$22,822
NVAC Sponsor I, LLC	Shareholder	Due to from Related Party(2)	$41	$—

(1)	See Note 6 for full disclosures on debt, including the convertible notes payable, loans payable and promissory notes.

(2)	As of December 31, 2025, $41 thousand relating to an administrative service fee remains outstanding which originated from the net assets of the Northview balance sheet that was brought over at the time of the merger at fair value and has had no change.